Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis

The following table presents as of September 30, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Option liability	$-	$-	$742	$742
Liability Classified Warrants	-	92	-	92
Total Liabilities	$-	$92	$742	$834

The following table presents as of December 31, 2022 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,417	$1,417
Total Liabilities	$-	$-	$3,252	$3,252

The following tables present as of December 31, 2022 and 2021 respectively, the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,404	$1,404
Total Liabilities	$-	$-	$3,239	$3,239

	Fair Value Measurements as of December 31, 2021
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$749	$749
Total Liabilities	$-	$-	$749	$749

Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,835
Issuance of debt	1,468
Change in fair value	423
Foreign currency exchange impact	(41)
Conversion to 373,570 shares of common stock in connection with the Merger	(3,685)
Balance as of September 30, 2023	$-

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$749
Notes issued	908
Change in fair value	264
Foreign currency exchange impact	(86)
Balance, end of period	$1,835

Schedule of Fair Value Significant Unobservable Inputs

	Assumption
Unobservable input - Change of control	2023	2022
Probabilities of conversion provisions	100%	10 - 90%
Estimated timing of conversion*	N/A	0.25 - 1.41 years
Time period to maturity*	N/A	1.41 years
Risk-adjusted discount rate	7.3%	6.1%

*	The Merger occurred on September 22, 2023, at which point the convertible notes converted into Common Stock. As such, the timing of the conversion was September 22, 2023 and the time period to maturity was no longer relevant as the notes converted.

	Assumption
Unobservable input - Change of control	2022	2021
Probabilities of conversion provisions	10 - 90%	5 - 67.5%
Estimated timing of conversion	0.25 - 1.41 years	0.75 - 2.41 years
Time period to maturity	1.41 years	2.41 years
Risk-adjusted discount rate	6.1%	2.9%

Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value

The following table presents additional information about the option liability subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,417
Option issued	1,505
Change in fair value	(2,054)
Option exercise	(151)
Foreign currency exchange impact	25
Balance as of September 30, 2023	$742

The following table presents additional information about the option liability subject to measurement at fair value on recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$-
Option issued	1,404
Change in fair value	-
Foreign currency exchange impact	-
Balance, end of period	$1,404

Schedule of Fair Value of the Covid Asset Option

The following table presents the inputs to the Black-Scholes model as of December 31, 2022 to determine the fair value of the Covid Asset option (in thousands where applicable):

Black-Scholes Inputs	Assumption
Underlying asset price	$2,812
Strike Price	$3,960
Volatility	90%
Risk-free rate	4.68%
Dividend yield	0%
Option term	.71 years